SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of depreciation rates [Table Text Block]
Buildings	4%
Equipment - Automotive	20%
Equipment - Office	20%
Equipment - Lab and Field	20%
Signage	20%
Computers	20%
Computer software	100%
Leasehold improvements	Straight-line over term of lease
Right of Use Assets	Straight-line over term of lease